Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A shares, no par value per share
Amount Registered | shares	454,399
Proposed Maximum Offering Price per Unit	0.97
Maximum Aggregate Offering Price	$ 440,767.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 60.87
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Class A shares of the Registrant that become issuable under the Registrant’s 2022 Share Incentive Plan (the “2022 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Class A shares.

Includes 454,399 additional Class A shares, as a result of the share reserve increase and the automatic semi-annual increase of share reserve under the 2022 Plan.

Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.97 per share, which is the average of the high and low prices of the Registrant’s Class A shares as reported on the Nasdaq Capital Market on February 2, 2026.

The Registrant does not have any fee offsets.